STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	AOCI Attributable to Parent [Member]	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Cost of revenues	Cost of revenues AOCI Attributable to Parent [Member]	Cost of revenues Unrealized gain (losses) on marketable securities	Cost of revenues Unrealized gain (losses) on cash flow hedges	Research and development, net	Research and development, net AOCI Attributable to Parent [Member]	Research and development, net Unrealized gain (losses) on marketable securities	Research and development, net Unrealized gain (losses) on cash flow hedges	Selling and marketing	Selling and marketing AOCI Attributable to Parent [Member]	Selling and marketing Unrealized gain (losses) on marketable securities	Selling and marketing Unrealized gain (losses) on cash flow hedges	General and administrative	General and administrative AOCI Attributable to Parent [Member]	General and administrative Unrealized gain (losses) on marketable securities	General and administrative Unrealized gain (losses) on cash flow hedges	Tax effect on other comprehensive income	Tax effect on other comprehensive income AOCI Attributable to Parent [Member]	Tax effect on other comprehensive income Unrealized gain (losses) on marketable securities	Tax effect on other comprehensive income Unrealized gain (losses) on cash flow hedges	Ordinary Shares Outstanding	Additional paid-in Capital	AOCI Attributable to Parent [Member]	Accumulated deficit	Treasury Stock, Common
Shares outstanding, beginning balance (in shares) at Dec. 31, 2022																									56,305,462
Total shareholders' equity, beginning balance at Dec. 31, 2022	$ (263,242)																								$ 108	$ 1,274,968	$ (33,455)	$ (1,073,001)	$ (431,862)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, ESPP shares and vesting of RSUs (in shares)																									2,215,998
Exercise of options, ESPP shares and vesting of RSUs	39,660																								$ 6	39,654	0	0	0
Share-based compensation	225,330																								$ 0	225,330	0	0	0
Treasury Shares (in shares)																									(1,348,865)
Purchase of treasury shares	(127,017)																								$ (4)	0	0	0	(127,013)
Purchase of 2030 Capped Calls	0
Net income	33,137																								$ 0	0	0	33,137	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2023																									57,172,595
Total shareholders' equity, ending balance at Dec. 31, 2023	(54,485)	$ 4,192	$ (3,096)	$ 7,288																					$ 110	1,539,952	4,192	(1,039,864)	(558,875)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income	37,647																								$ 0	0	37,647	0	0
Exercise of options, ESPP shares and vesting of RSUs (in shares)																									2,529,058
Exercise of options, ESPP shares and vesting of RSUs	59,576																								$ 7	59,569	0	0	0
Share-based compensation	241,053																								$ 0	241,053	0	0	0
Treasury Shares (in shares)																									(3,593,721)
Purchase of treasury shares	(466,302)																								$ (10)	0	0	0	(466,292)
Purchase of 2030 Capped Calls	0
Net income	138,322																								$ 0	0	0	138,322	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2024																									56,107,932
Total shareholders' equity, ending balance at Dec. 31, 2024	(78,786)	7,242	(326)	7,568																					$ 107	1,840,574	7,242	(901,542)	(1,025,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income	3,050																								$ 0	0	3,050	0	0
Other comprehensive income before reclassifications, net	(4,402)		2,736	(7,138)
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent					$ 360		$ 0	$ 360	$ 4,475		$ 0	$ 4,475	$ 1,598		$ 0	$ 1,598	$ 1,023		$ 0	$ 1,023	$ (10)		$ (10)	$ 0
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	6		44	(38)
Exercise of options, ESPP shares and vesting of RSUs (in shares)																									2,425,493
Exercise of options, ESPP shares and vesting of RSUs	54,818																								$ 7	54,811	0	0	0
Share-based compensation	238,377																								$ 0	238,377	0	0	0
Treasury Shares (in shares)																									(3,543,902)
Purchase of treasury shares	(574,999)																								$ (10)	0	0	0	(574,989)
Purchase of 2030 Capped Calls	(71,875)																								0	(71,875)	0	0	0
Net income	50,646																								$ 0	0	0	50,646	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2025																									54,989,523
Total shareholders' equity, ending balance at Dec. 31, 2025	(366,002)	17,539	(36)	17,575																					$ 104	2,067,407	17,539	(850,896)	(1,600,156)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Release of valuation allowance	5,520																								0	5,520	0	0	0
Other comprehensive income	10,297																								$ 0	$ 0	$ 10,297	$ 0	$ 0
Other comprehensive income before reclassifications, net		$ 44,868	331	44,537
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent						$ (1,563)	$ 0	$ (1,563)		$ (20,206)	$ 0	$ (20,206)		$ (6,995)	$ 0	$ (6,995)		$ (4,401)	$ 0	$ (4,401)		$ (1)	$ (1)	$ 0
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	$ (1,405)		$ (40)	$ (1,365)